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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60610


                                                April 13, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:  Van Kampen Senior Loan Fund
              Preliminary Proxy Statement
              (File Nos. 811-5845 and 333-121061)
              -----------------------------------

Ladies and Gentlemen:

         Van Kampen Senior Loan Fund (the "Fund") hereby files via EDGAR its Preliminary Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with a shareholder meeting of the Fund, complete with certain exhibits filed therewith (the "Exhibits"). The Proxy Statement and Exhibits are filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0863 or Lou Anne McInnis at (212) 762-5262.

                                        Very truly yours,

                                        /s/ Charles B. Taylor

                                        Charles B. Taylor